FINANCIAL RISK MANAGEMENT - Effect of Foreign Currency Derivatives Impacts and Commercial Transactions Exposures (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	€ (3)	€ 0	€ (3)	€ 1
Unrealized gains / (losses) on foreign currency derivatives - net	0	(1)	(2)	1
Losses reclassified from OCI as a result of hedge accounting discontinuation	(5)	0	(5)	0
Included in Other gains / (losses) - net
Disclosure of nature and extent of risks arising from financial instruments [line items]
Losses reclassified from OCI as a result of hedge accounting discontinuation	(5)	0	(5)	0
Derivatives that do not qualify for hedge accounting | Included in Other gains / (losses) - net
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	0	1	2	3
Unrealized gains / (losses) on foreign currency derivatives - net	(1)	(1)	(2)	1
Derivatives that qualify for hedge accounting | Included in Revenue
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	(3)	(1)	(5)	(2)
Unrealized gains / (losses) on foreign currency derivatives - net	1	0	0	0
Derivatives that qualify for hedge accounting | Included in Other comprehensive income / (loss)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gains / (losses) on foreign currency derivatives - net	2	1	(6)	(7)
Gains reclassified from cash flow hedge reserve to the Unaudited Interim Consolidated Income Statement	€ 3	€ 1	€ 6	€ 2